Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation results and net trading income [Abstract]
Securities trading results	€ 787	€ (500)	€ 974
Derivatives trading results	(554)	701	(998)
Other trading results	84	72	117
Change in fair value of derivatives relating to
- fair value hedges	(1,317)	538	507
- cash flow hedges (ineffective portion)	1	(5)	47
- other non-tradingderivatives	1,179	(90)	(732)
Change in fair value of assets and liabilities (hedged items)	1,330	(541)	(518)
Valuation results on assets and liabilities designated at FVPL (excluding trading)	(13)	(123)	(358)
Foreign exchange transactions results	567	422	801
Valuation results and net trading income	€ 2,065	€ 474	€ (159)